Related party transactions - Summary of Related Party Transactions And Balances (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Related Party Transaction [Line Items]
Purchase of merchandise	¥ 250	¥ 796	¥ 2,533
Loans granted to related parties	6,890	1,937	17,848
Beijing Petdog [Member]
Related Party Transaction [Line Items]
Sales of goods		2,316
Online marketing and information services	410	315
Nanjing Xingmu [Member]
Related Party Transaction [Line Items]
Purchase of merchandise		751	2,533
Nanjing Animal Pharmaceutical [Member]
Related Party Transaction [Line Items]
Purchase of merchandise	250	45
Loans granted to related parties	500	1,000
Wuhan Chunzhijin [Member]
Related Party Transaction [Line Items]
Loans granted to related parties	5,690
Yan Jiang [Member]
Related Party Transaction [Line Items]
Loans granted to related parties	200		17,848
Ying (Christina) Zhang [Member]
Related Party Transaction [Line Items]
Loans granted to related parties		152
Di (Jackie) Chen {Member]
Related Party Transaction [Line Items]
Loans granted to related parties		785
Fei Wang [Member]
Related Party Transaction [Line Items]
Loans granted to related parties	¥ 500